Acquired intangible assets, net	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
6. Acquired intangible assets, net

Acquired intangible assets, net consisted of the following:

	December 31,
	2015	2016
Distribution networks	$2,329,849	$2,329,849
Trademarks	2,879,106	2,830,716
	$5,208,955	$5,160,565
Less: accumulated amortization	(4,331,985)	(4,585,292)
	$876,970	$575,273

The Group recorded amortization expenses of $301,697, $301,697 and $301,697 for the years ended December 31, 2014, 2015 and 2016, respectively. The amortization expenses of the above intangible assets will be approximately $221,584, $141,470, $141,470, $70,749 and nil for, 2017, 2018, 2019, 2020 and 2021, respectively.